SAFECO RESOURCE SERIES TRUST

   SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2003 AS SUPPLEMENTED JULY 1, 2003

                        SUPPLEMENT DATED OCTOBER 1, 2003

The following information replaces the last paragraph on page 6 of the combined prospectus regarding Portfolio Manager:

          The Safeco RST Growth Opportunities Portfolio is co-managed by Jeffrey Schwartz, CFA, Vice President of SAM and Bill Whitlow, CFA, Vice President of SAM. Prior to joining SAM, from 2001 to 2003 Mr. Schwartz was founder of Nantucket Investment Research, LLC, in Farmington Hills, Michigan and was a private investor and conducted independent investment research. From 1992 to 2001, Mr. Schwartz was at Munder Capital Management, most recently as a Senior Portfolio Manager and Principal, co-manager of the Munder MicroCap Equity Fund and the Munder Small Company Focus Style separate accounts, and on the management team of the Munder Small Company Growth Fund. Mr. Whitlow was a team manager for the Portfolio starting in 2003 and has managed or co-managed other Portfolios at SAM since 1997. Mr. Schwartz and Mr. Whitlow also co-manage the publicly available Safeco Growth Opportunities Fund.


                                     [LOGO]


GMF-1238                                                                   10/03

                          SAFECO RESOURCE SERIES TRUST
                       RST Growth Opportunities Portfolio

   SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2003 AS SUPPLEMENTED JULY 1, 2003

                        SUPPLEMENT DATED OCTOBER 1, 2003


The following information replaces the last paragraph on page 3 of the individual prospectus regarding Portfolio Manager:

          The Safeco RST Growth Opportunities Portfolio is co-managed by Jeffrey Schwartz, CFA, Vice President of SAM and Bill Whitlow, CFA, Vice President of SAM. Prior to joining SAM, from 2001 to 2003 Mr. Schwartz was founder of Nantucket Investment Research, LLC, in Farmington Hills, Michigan and was a private investor and conducted independent investment research. From 1992 to 2001, Mr. Schwartz was at Munder Capital Management, most recently as a Senior Portfolio Manager and Principal, co-manager of the Munder MicroCap Equity Fund and the Munder Small Company Focus Style separate accounts, and on the management team of the Munder Small Company Growth Fund. Mr. Whitlow was a team manager for the Portfolio starting in 2003 and has managed or co-managed other Portfolios at SAM since 1997. Mr. Schwartz and Mr. Whitlow also co-manage the publicly available Safeco Growth Opportunities Fund.

                                     [LOGO]


GMF-1239                                                                   10/03